Global X Funds
605 Third Avenue, 43rd Fl
New York, NY 10158
June 19, 2020

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Global X Funds (“Trust”) File Nos. 333-151713, 811-22209
XBRL Exhibits

Ladies and Gentlemen:
Pursuant to Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect risk/return summary disclosure required by Form N-1A, which disclosure was included in the supplement that was filed with the U.S. Securities and Exchange Commission on behalf of the Global X Genomics & Biotechnology ETF on June 12, 2020 (Accession No. 0001432353-20-000235) pursuant to Rule 497 under the 1933 Act, which is incorporated by reference into this Rule 497 Filing.
Please do not hesitate to call me at (212) 603-5846 if you have any questions regarding the foregoing. Thank you for your attention to this matter.

Sincerely,
/s/ John H. Belanger
John H. Belanger